Annual Total Returns[BarChart] - Invesco Fundamental High Yield Corporate Bond ETF - ETF	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.70%	5.94%	12.01%	4.30%	1.85%	(2.62%)	12.78%	5.12%	(2.38%)	13.14%